Regulatory Requirements (Details) - Schedule of capital requirements - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements	$ 764,350	$ 766,038
Capital Levels Maintained	2,840,710	5,755,506
Excess Net Capital	$ 2,076,360	$ 4,989,467
Percent of Requirement Maintained	372.00%	751.00%
Zhong Yang Securities Limited [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements	$ 382,175	$ 383,019
Capital Levels Maintained	2,195,725	5,107,820
Excess Net Capital	$ 1,813,550	$ 4,724,801
Percent of Requirement Maintained	575.00%	1334.00%
Zhong Yang Capital Limited [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements	$ 382,175	$ 383,019
Capital Levels Maintained	644,985	647,686
Excess Net Capital	$ 262,810	$ 264,666
Percent of Requirement Maintained	169.00%	169.00%